PAINEWEBBER     GROWTH & INCOME FUND

           PERFORMANCE RESULTS (UNAUDITED)

                     NET ASSET VALUE              TOTAL RETURN/1/
                -------------------------- -----------------------------
                                             12 MONTHS       6 MONTHS
                08/31/96 02/29/96 08/31/95 ENDED 08/31/96 ENDED 08/31/96
------------------------------------------------------------------------
Class A Shares   $24.35   $23.77   $22.52      17.40%          2.83%
------------------------------------------------------------------------
Class B Shares    24.26    23.70    22.37      16.49           2.43
------------------------------------------------------------------------
Class C Shares    24.33    23.77    22.43      16.52           2.45
------------------------------------------------------------------------

Performance Summary Class A Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                  TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED  DIVIDENDS PAID RETURN/1/
----------------------------------------------------------------------------
12/20/83 - 12/31/84     $12.65 $13.21           --     $1.0800      13.72%
----------------------------------------------------------------------------
1985                     13.21  14.97       $0.1950     0.8850      22.36
----------------------------------------------------------------------------
1986                     14.97  15.04        1.1380     0.6830      12.68
----------------------------------------------------------------------------
1987                     15.04  12.05        2.3027     0.7366      (3.16)
----------------------------------------------------------------------------
1988                     12.05  13.67           --      0.5120      17.83
----------------------------------------------------------------------------
1989                     13.67  16.32        0.1675     0.5178      24.59
----------------------------------------------------------------------------
1990                     16.32  15.85           --      0.3030      (1.01)
----------------------------------------------------------------------------
1991                     15.85  21.17           --      0.2526      35.34
----------------------------------------------------------------------------
1992                     21.17  21.74           --      0.2432       3.90
----------------------------------------------------------------------------
1993                     21.74  20.86        0.0310     0.2818      (2.59)
----------------------------------------------------------------------------
1994                     20.86  18.18        1.2111     0.2417      (5.87)
----------------------------------------------------------------------------
1995                     18.18  22.39        1.5085     0.2475      33.21
----------------------------------------------------------------------------
01/01/96 - 08/31/96      22.39  24.35            --     0.0942       9.17
----------------------------------------------------------------------------
                                    Totals: $6.5538    $6.0784
----------------------------------------------------------------------------
                                     CUMULATIVE TOTAL RETURN AS OF
                                                         08/31/96: 313.72%
----------------------------------------------------------------------------

Performance Summary Class B Shares
                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                  TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED  DIVIDENDS PAID RETURN/1/
----------------------------------------------------------------------------
07/01/91 - 12/31/91     $18.04 $21.14           --     $0.1074      17.85%
----------------------------------------------------------------------------
1992                     21.14  21.69           --      0.0992       3.09
----------------------------------------------------------------------------
1993                     21.69  20.82       $0.0310     0.1193      (3.31)
----------------------------------------------------------------------------
1994                     20.82  18.15        1.2111     0.0768      (6.62)
----------------------------------------------------------------------------
1995                     18.15  22.35        1.5085     0.0715      32.18
----------------------------------------------------------------------------
01/01/96 - 08/31/96      22.35  24.26           --      0.0170       8.62
----------------------------------------------------------------------------
                                    Totals: $2.7506    $0.4912
----------------------------------------------------------------------------
                                     CUMULATIVE TOTAL RETURN AS OF
                                                         08/31/96:  57.49%
----------------------------------------------------------------------------

Performance Summary Class C Shares
                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                  TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED  DIVIDENDS PAID RETURN/1/
----------------------------------------------------------------------------
07/02/92 - 12/31/92     $19.96 $21.75           --     $0.1160       9.58%
----------------------------------------------------------------------------
1993                     21.75  20.87       $0.0310     0.1308      (3.30)
----------------------------------------------------------------------------
1994                     20.87  18.20        1.2111     0.0756      (6.61)
----------------------------------------------------------------------------
1995                     18.20  22.42        1.5085     0.0728      32.21
----------------------------------------------------------------------------
01/01/96 - 08/31/96      22.42  24.33           --      0.0225       8.62
----------------------------------------------------------------------------
                                    Totals: $2.7506    $0.4177
----------------------------------------------------------------------------
                                     CUMULATIVE TOTAL RETURN AS OF
                                                         08/31/96:  42.11%
----------------------------------------------------------------------------

 /1/
  Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the payable dates, and do not include sales charges; results would be lower for each class if sales charges were included.

Note: The Fund offers Class Y shares to the trustee of the PaineWebber Savings
   Investment Plan and INSIGHT Investment Advisory Program participants. For the year ended August 31, 1996 and since inception, February 12, 1992 through August 31, 1996, Class Y shares had a total return of 17.77% and 41.83%, respectively. Class Y shares do not have initial or contingent de-ferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER     GROWTH FUND

           PERFORMANCE RESULTS (UNAUDITED)

                     NET ASSET VALUE              TOTAL RETURN/1/
                -------------------------- -----------------------------
                                             12 MONTHS       6 MONTHS
                08/31/96 02/29/96 08/31/95 ENDED 08/31/96 ENDED 08/31/96
------------------------------------------------------------------------
Class A Shares   $24.37   $23.65   $22.27      18.43%          3.04%
------------------------------------------------------------------------
Class B Shares    23.30    22.70    21.53      17.48           2.64
------------------------------------------------------------------------
Class C Shares    23.48    22.88    21.68      17.50           2.62
------------------------------------------------------------------------

Performance Summary Class A Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                  TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED  DIVIDENDS PAID RETURN/1/
----------------------------------------------------------------------------
03/18/85 - 12/31/85     $ 9.15 $10.55      --          $0.1275      16.87%
----------------------------------------------------------------------------
1986                     10.55  10.86    $0.4064        0.1042       7.64
----------------------------------------------------------------------------
1987                     10.86   9.81     1.4051        0.0847       4.34
----------------------------------------------------------------------------
1988                      9.81  11.87      --           0.1011      22.05
----------------------------------------------------------------------------
1989                     11.87  14.79     1.1520          --        34.27
----------------------------------------------------------------------------
1990                     14.79  12.98     0.4625        0.1625      (7.72)
----------------------------------------------------------------------------
1991                     12.98  18.53     0.6003        0.0072      47.61
----------------------------------------------------------------------------
1992                     18.53  18.66     0.6235          --         4.15
----------------------------------------------------------------------------
1993                     18.66  21.14     1.0734          --        19.17
----------------------------------------------------------------------------
1994                     21.14  18.81     0.0258          --       (10.90)
----------------------------------------------------------------------------
1995                     18.81  23.12     1.8440          --        33.02
----------------------------------------------------------------------------
01/01/96 - 08/31/96      23.12  24.37      --             --         5.41
----------------------------------------------------------------------------
                                    Totals: $7.5930    $0.5872
----------------------------------------------------------------------------
                                     CUMULATIVE TOTAL RETURN AS OF
                                                         08/31/96: 354.34%
----------------------------------------------------------------------------

Performance Summary Class B Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                  TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED  DIVIDENDS PAID RETURN/1/
----------------------------------------------------------------------------
07/01/91 - 12/31/91     $15.63 $18.47    $0.6003       $0.0037      22.18%
----------------------------------------------------------------------------
1992                     18.47  18.44     0.6235          --         3.30
----------------------------------------------------------------------------
1993                     18.44  20.71     1.0734          --        18.26
----------------------------------------------------------------------------
1994                     20.71  18.28     0.0258          --       (11.61)
----------------------------------------------------------------------------
1995                     18.28  22.22     1.8440          --        31.95
----------------------------------------------------------------------------
01/01/96 - 08/31/96      22.22  23.30      --             --         4.86
----------------------------------------------------------------------------
                                    Totals: $4.1670    $0.0037
----------------------------------------------------------------------------
                                     CUMULATIVE TOTAL RETURN AS OF
                                                         08/31/96:  82.54%
----------------------------------------------------------------------------

Performance Summary Class C Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                  TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED  DIVIDENDS PAID RETURN/1/
----------------------------------------------------------------------------
07/02/92 - 12/31/92     $17.04 $18.57    $0.6235          --        12.73%
----------------------------------------------------------------------------
1993                     18.57  20.85     1.0734          --        18.19
----------------------------------------------------------------------------
1994                     20.85  18.41     0.0258          --       (11.58)
----------------------------------------------------------------------------
1995                     18.41  22.40     1.8440          --        32.00
----------------------------------------------------------------------------
01/01/96 - 08/31/96      22.40  23.48      --             --         4.82
----------------------------------------------------------------------------
                                    Totals: $3.5667       --
----------------------------------------------------------------------------
                                     CUMULATIVE TOTAL RETURN AS OF
                                                         08/31/96:  63.00%
----------------------------------------------------------------------------

/1/
  Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the payable dates, and do not include sales charges; results would be lower for each class if sales charges were included.
Note: The Fund offers Class Y shares to the trustee of the PaineWebber Savings
   Investment Plan and INSIGHT Investment Advisory Program participants. For the year ended August 31, 1996, and since inception, August 26, 1991 through August 31, 1996, Class Y shares have a total return of 18.72% and 76.19%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER     GROWTH & INCOME FUND

           PORTFOLIO OF INVESTMENTS                              AUGUST 31, 1996

 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                           -----------
COMMON STOCKS - 81.54%

 Agriculture, Food & Beverage - 1.96%
   70,000  IBP, Incorporated......................................   $ 1,636,250
  116,850  Phillip Morris Companies Incorporated..................    10,487,288
                                                                     -----------
                                                                      12,123,538
                                                                     -----------
 Airlines - 2.86%
  100,000  America West Airlines Incorporated*....................     1,337,500
  131,645  AMR Corporation*.......................................    10,794,890
  100,000  Continental Airlines Incorporated......................     2,262,500
   70,000  UAL Corporation........................................     3,360,000
                                                                     -----------
                                                                      17,754,890
                                                                     -----------
 Apparel, Retail - 0.77%
  150,000  TJX Companies, Incorporated............................     4,800,000
                                                                     -----------
 Apparel, Textiles - 0.26%
   15,000  Nike Incorporated......................................     1,620,000
                                                                     -----------
 Banks - 8.08%
  400,000  The Bank of New York Company Incorporated..............    11,150,000
   60,000  BankAmerica Corporation................................     4,650,000
  100,000  Barnett Banks Incorporated.............................     6,562,500
   75,000  CCB Financial Corporation..............................     3,993,750
   93,600  The Chase Manhattan Corporation........................     6,961,500
  101,800  Citicorp...............................................     8,474,850
   10,000  First Empire State Corporation.........................     2,545,000
   67,500  NationsBank Corporation................................     5,745,938
                                                                     -----------
                                                                      50,083,538
                                                                     -----------
 Chemicals - 2.56%
   30,000  Dow Chemical Company...................................     2,392,500
  100,000  Freeport-McMoran Copper & Gold, Incorporated...........     2,937,500
   50,000  IMC Global Incorporated................................     2,150,000
   28,000  Norsk Hydro A.S. ADR*..................................     1,277,500
   50,000  Occidental Petroleum Corporation.......................     1,162,500
   75,000  Olin Corporation.......................................     5,943,750
                                                                     -----------
                                                                      15,863,750
                                                                     -----------
 Computer Hardware - 5.30%
   62,500  3Com Corporation*......................................     2,921,875
  107,500  Cisco Systems Incorporated*............................     5,670,625
  100,000  Compaq Computer Corporation*...........................     5,662,500
   50,000  Dell Computer Corporation*.............................     3,356,250
  100,000  Sun Microsystems Incorporated*.........................     5,437,500
  125,000  Western Digital Corporation*...........................     4,390,625
   98,100  Xerox Corporation......................................     5,383,238
                                                                     -----------
                                                                      32,822,613
                                                                     -----------
 Computer Software - 2.26%
   50,000  Cadence Design Systems Incorporated*...................     1,481,250
  150,075  Computer Associates International Incorporated.........     7,878,938
    7,200  Microsoft Corporation*.................................       882,000

PAINEWEBBER     GROWTH & INCOME FUND


 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                           -----------
COMMON STOCKS - (CONTINUED)

 Computer Software - (concluded)
   13,000  Sterling Commerce Incorporated*........................   $   403,000
   50,000  Sterling Software Incorporated*........................     3,393,750
                                                                     -----------
                                                                      14,038,938
                                                                     -----------
 Defense/Aerospace - 7.33%
  117,000  ITT Industries Incorporated............................     2,676,375
  130,000  Lockheed Martin Corporation............................    10,936,250
  268,200  Loral Corporation*.....................................     3,754,800
  136,400  McDonnell Douglas Corporation..........................     6,837,050
  168,600  Raytheon Company.......................................     8,682,900
  125,000  Rockwell International Corporation.....................     6,500,000
   53,800  United Technologies Corporation........................     6,065,950
                                                                     -----------
                                                                      45,453,325
                                                                     -----------
 Diversified Retail - 2.00%
  234,000  Dayton Hudson Corporation..............................     8,073,000
  125,000  Federated Department Stores, Incorporated..............     4,328,125
                                                                     -----------
                                                                      12,401,125
                                                                     -----------
 Drugs & Medicine - 5.63%
   83,400  Bristol-Myers Squibb Company...........................     7,318,350
   40,000  Cardinal Health Incorporated...........................     2,935,000
  107,800  Pfizer, Incorporated...................................     7,653,800
  100,000  Rhone-Poulenc Rorer Incorporated.......................     7,037,500
  100,000  Schering-Plough Corporation............................     5,587,500
   75,000  Smithkline Beecham, plc, ADS...........................     4,368,750
                                                                     -----------
                                                                      34,900,900
                                                                     -----------
 Electric Utilities - 1.18%
  100,000  FPL Group, Incorporated................................     4,425,000
  125,000  Unicom Corporation.....................................     2,875,000
                                                                     -----------
                                                                       7,300,000
                                                                     -----------
 Energy Reserves & Production - 3.46%
  125,000  Louisiana Land & Exploration Company...................     7,109,375
   66,200  Mobil Corporation......................................     7,464,050
  125,000  Panenergy Corporation..................................     4,140,625
   18,500  Royal Dutch Petroleum Company..........................     2,763,438
                                                                     -----------
                                                                      21,477,488
                                                                     -----------
 Financial Services - 2.52%
   43,800  American Express Company...............................     1,916,250
   42,400  General Electric Company...............................     3,524,500
  100,000  Irvine Apartment Communities Incorporated..............     2,250,000
  100,000  Oasis Residential Incorporated.........................     2,187,500
   67,000  Textron Incorporated...................................     5,720,125
                                                                     -----------
                                                                      15,598,375
                                                                     -----------
 Forest Products, Paper - 0.49%
   70,100  Champion International Corporation.....................     3,014,300
                                                                     -----------

PAINEWEBBER     GROWTH & INCOME FUND


 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                           -----------
COMMON STOCKS - (CONTINUED)

 Food Retail - 0.94%
  160,000  Safeway Incorporated*..................................   $ 5,800,000
                                                                     -----------
 Hotels - 1.19%
  120,000  Bally Entertainment Group*.............................     3,270,000
   75,000  Marriott International, Incorporated...................     4,115,625
                                                                     -----------
                                                                       7,385,625
                                                                     -----------
 Household Products - 0.66%
  159,800  Dial Corporation.......................................     1,837,700
  159,800  Viad Corporation.......................................     2,277,150
                                                                     -----------
                                                                       4,114,850
                                                                     -----------
 Information & Computer Services - 1.05%
  123,100  Computervision Corporation* ...........................       861,700
  125,000  Omnicom Group..........................................     5,671,875
                                                                     -----------
                                                                       6,533,575
                                                                     -----------
 Leisure - 0.43%
  100,000  Mattel, Incorporated...................................     2,637,500
                                                                     -----------
 Life Insurance - 1.96%
   55,000  Reliastar Financial Corporation........................     2,426,875
   78,800  SunAmerica Incorporated................................     5,368,250
  100,000  Travelers Group Incorporated...........................     4,337,500
                                                                     -----------
                                                                      12,132,625
                                                                     -----------
 Long Distance & Phone Companies - 1.31%
  200,000  Sprint Corporation.....................................     8,125,000
                                                                     -----------
 Manufacturing - General - 3.61%
  150,000  ADT Limited*...........................................     2,943,750
  146,000  Case Corporation.......................................     6,643,000
  100,000  Ingersoll Rand Company.................................     4,275,000
  127,000  Pentair Incorporated...................................     3,460,750
  100,000  Varity Corporation*....................................     5,025,000
                                                                     -----------
                                                                      22,347,500
                                                                     -----------
 Manufacturing - High Technology - 0.92%
  108,200  United States Robotics Corporation*....................     5,680,500
                                                                     -----------
 Medical Products - 2.55%
  100,000  Johnson & Johnson......................................     4,925,000
  195,000  Mentor Corporation.....................................     6,166,875
  130,000  U.S. Surgical Corporation..............................     4,745,000
                                                                     -----------
                                                                      15,836,875
                                                                     -----------
 Medical Providers - 2.05%
  200,000  HEALTHSOUTH Corporation*...............................     6,475,000
  125,000  Humana Incorporated*...................................     2,343,750
  150,000  Ornda Healthcorp*......................................     3,862,500
                                                                     -----------
                                                                      12,681,250
                                                                     -----------
 Mining & Metals - 0.44%
  100,000  USX-U.S. Steel Group, Incorporated.....................     2,750,000
                                                                     -----------

PAINEWEBBER     GROWTH & INCOME FUND


 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                           -----------
COMMON STOCKS - (CONCLUDED)

 Motor Vehicles - 1.87%
  100,000  Borg Warner Automotive Incorporated....................   $ 3,750,000
  149,400  Breed Technologies Incorporated........................     3,977,775
  100,000  Lear Corporation*......................................     3,837,500
                                                                     -----------
                                                                      11,565,275
                                                                     -----------
 Oil Refining - 3.14%
   13,138  British Petroleum plc..................................     1,547,000
  100,000  Coastal Corporation....................................     3,962,500
   90,500  DuPont (E.I.) de Nemours & Company.....................     7,432,312
   38,000  Repsol S.A., ADR.......................................     1,239,750
   15,000  Shell Transport & Trading plc..........................     1,312,500
   77,500  Tejas Gas Corporation*.................................     2,693,124
   35,000  Total S.A. ............................................     1,299,375
                                                                     -----------
                                                                      19,486,561
                                                                     -----------
 Oil Services - 3.75%
   50,000  Camco International Incorporated.......................     1,693,750
  100,000  Diamond Offshore Drilling Incorporated*................     5,100,000
  430,000  Forest Oil Corporation*................................     6,073,750
  150,000  Halliburton Company....................................     7,893,750
  165,000  Nabors Industries Incorporated*........................     2,454,375
                                                                     -----------
                                                                      23,215,625
                                                                     -----------
 Other Insurance - 3.69%
  125,000  ACE Limited............................................     5,828,125
  200,971  Allstate Corporation...................................     8,968,330
   85,200  American International Group Incorporated..............     8,094,000
                                                                     -----------
                                                                      22,890,455
                                                                     -----------
 Publishing - 0.51%
  100,000  New York Times Company, Class A........................     3,125,000
                                                                     -----------
 Railroads - 0.55%
   50,000  Consolidated Rail, Incorporated........................     3,406,250
                                                                     -----------

Real Property - 1.76%
  100,000  Avalon Properties Incorporated.........................     2,287,500
   65,000  Chelsea GCA Realty Incorporated........................     1,893,125
   65,000  Equity Residential Properties Trust....................     2,299,375
   60,000  Starwood Lodging Corporation...........................     2,280,000
  100,000  Wellsford Residential Property.........................     2,162,500
                                                                     -----------
                                                                      10,922,500
                                                                     -----------
 Specialty Retail - 2.50%
  100,000  Consolidated Stores Corporation*.......................     3,800,000
  120,375  Dollar General Corporation.............................     3,882,093
  190,000  Eckerd Corporation*....................................     4,655,000
  150,000  Waban Incorporated.....................................     3,187,500
                                                                     -----------
                                                                      15,524,593
                                                                     -----------
 Total Common Stocks (cost - $422,014,825).........................  505,414,339
                                                                     -----------

PAINEWEBBER     GROWTH & INCOME FUND

 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                           -----------

 PREFERRED STOCKS - 3.17%
 Apparel, Retail - 0.51%
   17,450  TJX Companies, Incorporated............................   $ 3,175,900
                                                                     -----------
 Financial Services - 0.42%
   53,000  Devon Financing Trust#.................................     2,597,000
                                                                     -----------
 Forest Products, Paper - 0.76%
  102,000  International Paper Capital Trust#.....................     4,692,000
                                                                     -----------
 Media - 0.21%
   25,000  American Radio Systems Corporation*#...................     1,325,000
                                                                     -----------
 Miscellaneous - 0.87%
  108,800  BCP International Limited..............................     5,412,800
                                                                     -----------
 Precious Metals - 0.40%
  144,000  Coeur d'Alene Mines Corporation........................     2,484,000
                                                                     -----------
 Total Preferred Stocks (cost - $19,831,128).......................   19,686,700
                                                                     -----------

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES             RATES
 ---------                            -------------------- --------------
CONVERTIBLE BONDS - 1.17%
 Computer Hardware - 0.52%
 $  3,500  Quantum Corporation#....         03/01/03           5.000%         3,255,000
                                                                           ------------
 Drugs & Medicine - 0.17%
    1,000  North American Vaccine
            Incorporated#..........         05/01/03           6.500          1,037,500
                                                                           ------------
 Environmental Services - 0.48%
    3,000  Molten Metal Technology
            Incorporated#..........         05/01/06           5.500          2,970,000
                                                                           ------------
     Total Convertible Bonds (cost -
 $7,385,000)........................                                          7,262,500
                                                                           ------------
U.S. GOVERNMENT OBLIGATIONS - 3.22%
   20,000  United States Treasury
            Bills (cost -
            $19,959,028)...........   09/12/96 to 09/19/96 5.080 to 5.090@   19,959,028
                                                                           ------------
REPURCHASE AGREEMENTS - 8.54%
   26,915  Repurchase agreement
            dated 08/30/96, with
            Daiwa Securities
            America, Inc.,
            collateralized by
            $23,925,000 U.S.
            Treasury Bond, 8.500%
            due 02/15/20; proceeds:
            $26,930,611............         09/03/96           5.220         26,915,000
   26,000  Repurchase agreement
            dated 08/30/96, with
            Dresdner Securities
            (USA), Inc.,
            collateralized by
            $26,222,000
            U.S. Treasury Note,
            6.500% due 05/31/01;
            proceeds: $26,015,167..         09/03/96           5.250         26,000,000
                                                                           ------------
 Total Repurchase Agreements (cost -
 $52,915,000).......................                                         52,915,000
                                                                           ------------
 Total Investments (cost -
  $522,104,981) - 97.64%............                                        605,237,567
           Other assets in excess of
 liabilities - 2.36%................                                         14,620,905
                                                                           ------------
 Net Assets - 100.00%...............                                       $619,858,472
                                                                           ============

-------
* Non-income producing
# Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
@ Yield to maturity at date of purchase
 ADR--American Depositary Receipts
 ADS--American Depositary Shares

                 See accompanying notes to financial statements

PAINEWEBBER     GROWTH FUND

           PORTFOLIO OF INVESTMENTS                              AUGUST 31, 1996

 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                           -----------

 COMMON STOCKS - 93.90%
 Agriculture, Food & Beverage - 1.26%
  100,000  The Coca-Cola Company..................................   $ 5,000,000
                                                                     -----------
 Banks - 3.02%
   70,000  The Bank of New York Company Incorporated..............     1,951,250
   80,000  CCB Financial Corporation..............................     4,260,000
   43,680  The Chase Manhattan Corporation........................     3,248,700
   10,000  Wells Fargo and Company................................     2,487,500
                                                                     -----------
                                                                      11,947,450
                                                                     -----------
 Chemicals - 3.37%
   98,000  IMC Global Incorporated................................     4,214,000
  115,762  Mark IV Industries Incorporated........................     2,488,883
  175,000  Sealed Air Corporation*................................     6,628,125
                                                                     -----------
                                                                      13,331,008
                                                                     -----------
 Computer Hardware - 5.13%
   60,000  3Com Corporation*......................................     2,805,000
   80,000  Business Objects S.A.*.................................     1,420,000
  180,000  Cisco Systems Incorporated*............................     9,495,000
  200,000  EMC Corporation*.......................................     3,850,000
   50,000  Sun Microsystems Incorporated*.........................     2,718,750
                                                                     -----------
                                                                      20,288,750
                                                                     -----------
 Computer Software - 4.49%
   80,000  Epic Design Technology, Incorporated*..................     1,540,000
  430,000  Excalibur Technologies Corporation*....................     6,503,750
  100,000  Hummingbird Communications Limited*....................     2,950,000
  100,000  Sterling Software Incorporated*........................     6,787,500
                                                                     -----------
                                                                      17,781,250
                                                                     -----------
 Consumer Durables - 0.15%
   30,000  Watsco Incorporated....................................       585,000
                                                                     -----------
 Defense/Aerospace - 1.11%
  125,000  Kellstrom Industries Incorporated*.....................     1,000,000
   30,000  United Technologies Corporation........................     3,382,500
                                                                     -----------
                                                                       4,382,500
                                                                     -----------
 Drugs & Medicine - 5.51%
  141,300  Columbia Laboratories, Incorporated*...................     1,801,575
   60,000  Elan Corporation, plc, ADS*............................     1,882,500
  230,000  Entremed, Incorporated*................................     3,507,500

PAINEWEBBER     GROWTH FUND

 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                           -----------

 COMMON STOCKS - (CONTINUED)
 Drugs & Medicine - (concluded)
  120,000  Global Pharmaceutical Corporation*.....................   $ 1,005,000
  130,000  Pharmacyclics Incorporated*............................     1,641,250
   40,000  R.P. Scherer Corporation*..............................     1,925,000
  172,000  Teva Pharmaceutical Industries Limited, ADS............     6,267,250
  130,000  Watson Pharmaceuticals, Incorporated*..................     3,770,000
                                                                     -----------
                                                                      21,800,075
                                                                     -----------
 Entertainment - 3.16%
  220,000  Cinar Films Incorporated*..............................     5,252,500
  333,334  N2K Incorporated*......................................     1,000,002
  188,000  Time Warner Incorporated...............................     6,274,500
                                                                     -----------
                                                                      12,527,002
                                                                     -----------
 Environmental Services - 3.70%
  560,000  Republic Industries, Incorporated*.....................    14,630,000
                                                                     -----------
 Financial Services - 3.00%
   39,500  Federal Home Loan Mortgage Corporation.................     3,490,812
  270,000  Federal National Mortgage Association..................     8,370,000
                                                                     -----------
                                                                      11,860,812
                                                                     -----------
 Forest Products, Paper - 0.65%
  195,000  Universal Forest Products, Incorporated................     2,559,375
                                                                     -----------
 Food Retail - 1.14%
  125,000  Safeway Incorporated*..................................     4,531,250
                                                                     -----------
 Heavy Machinery - 0.40%
   37,500  Corestaff Incorporated*................................     1,575,000
                                                                     -----------
 Hotels - 5.49%
  500,000  Extended Stay America, Incorporated*...................     7,625,000
  150,000  HFS, Incorporated*.....................................     8,981,250
  220,000  Mirage Resorts, Incorporated*..........................     5,115,000
                                                                     -----------
                                                                      21,721,250
                                                                     -----------
 Household Products - 1.71%
  120,000  Dial Corporation.......................................     1,380,000
   30,000  Premark International, Incorporated....................       547,500
   80,000  Syratech Corporation*..................................     1,830,000
   30,000  Tupperware Corporation.................................     1,312,500
  120,000  Viad Corporation.......................................     1,710,000
                                                                     -----------
                                                                       6,780,000
                                                                     -----------
 Industrial Services/Supplies - 1.94%
   45,000  Career Horizons, Incorporated*.........................     1,569,375
  230,000  Data Documents Incorporated*...........................     2,530,000
  200,000  Staffing Resources, Incorporated*......................     3,600,000
                                                                     -----------
                                                                       7,699,375
                                                                     -----------

PAINEWEBBER     GROWTH FUND

 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                           -----------
COMMON STOCKS - (CONTINUED)

 Information & Computer Services - 3.27%
   66,900  Ceridian Corporation*..................................   $ 2,851,612
   78,000  Computervision Corporation*............................       546,000
   40,000  First Data Corporation.................................     3,120,000
   45,000  Outdoor Systems Incorporated*..........................     1,901,250
   84,375  Paychex, Incorporated..................................     4,514,062
                                                                     -----------
                                                                      12,932,924
                                                                     -----------
 Leisure - 3.73%
  250,000  Activision, Incorporated*..............................     3,000,000
  400,000  Marker International*..................................     2,850,000
  131,500  Mattel, Incorporated...................................     3,468,312
  225,000  Norwood Promotional Products, Incorporated*............     3,262,500
  229,500  Rawlings Sporting Goods Company, Incorporated*.........     2,194,594
                                                                     -----------
                                                                      14,775,406
                                                                     -----------
 Life Insurance - 1.48%
   35,000  Equitable of Iowa Companies............................     1,286,250
  150,000  PennCorp Financial Group, Incorporated.................     4,575,000
                                                                     -----------
                                                                       5,861,250
                                                                     -----------
 Long Distance & Phone Companies - 5.82%
   45,000  Brooks Fiber Properties, Incorporated*.................     1,350,000
  345,096  ICG Communications, Incorporated*......................     7,592,112
   77,000  Intermedia Communications of Florida, Incorporated*....     2,387,000
   75,000  International CableTel Incorporated*...................     1,818,750
   22,500  McLeod Incorporated*...................................       649,688
  144,000  MFS Communications Company, Incorporated*..............     6,102,000
  135,000  Teleport Communications Group*.........................     3,122,550
                                                                     -----------
                                                                      23,022,100
                                                                     -----------
 Manufacturing - High Technology - 6.22%
  100,000  Amphenol Corporation, Class A*.........................     1,962,500
  183,500  Belden, Incorporated...................................     4,977,437
   45,000  Boston Communications Group, Incorporated*.............       776,250
   45,000  Glenayre Technologies, Incorporated*...................     1,653,750
  150,000  Microcom Incorporated*.................................     1,275,000
  430,000  Noel Group, Incorporated*..............................     3,386,250
   56,250  Thermo Instrument Systems Incorporated*................     2,179,688
  268,000  Waters Corporation*....................................     8,408,500
                                                                     -----------
                                                                      24,619,375
                                                                     -----------
 Media - 9.53%
  277,500  Ascent Entertainment Group Incorporated*...............     5,341,875
  125,000  Bell CableMedia plc*...................................     1,839,844
  160,000  British Sky Broadcasting Group plc.....................     8,580,000
  257,500  Comcast Corporation, Class A Special...................     4,152,188
  125,000  Comcast UK Cable Partners Limited*.....................     1,343,750
   91,500  Infinity Broadcasting Corporation, Class A*............     2,504,812
  131,250  Liberty Media Group*...................................     3,461,719

PAINEWEBBER     GROWTH FUND

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          -----------

 COMMON STOCKS - (CONTINUED)
 Media - (concluded)
  100,000  Metromedia International Group, Incorporated*.........   $ 1,125,000
   90,000  NYNEX Cablecomms Group plc, ADR*......................     1,462,500
  100,000  Tele-Communications International, Incorporated.......     1,662,500
  225,000  Tele-Communications, Incorporated, Class A*...........     3,346,875
   70,000  TeleWest Communications plc, ADR*.....................     1,513,750
  100,000  United International Holdings, Incorporated, Class A*.     1,375,000
                                                                    -----------
                                                                     37,709,813
                                                                    -----------
 Medical Products - 0.83%
  170,000  VISX, Incorporated*...................................     3,293,750
                                                                    -----------
 Medical Providers - 5.01%
   75,000  Columbia/HCA Healthcare Corporation...................     4,228,125
   25,000  Lanvision Systems, Incorporated*......................       315,625
  155,000  Ornda Healthcorp*.....................................     3,991,250
  198,000  Phycor Incorporated*..................................     6,484,500
   85,500  Service Corporation International.....................     4,820,063
                                                                    -----------
                                                                     19,839,563
                                                                    -----------
 Mining & Metals - 0.96%
   50,000  Potash Corporation of Saskatchewan Incorporated.......     3,800,000
                                                                    -----------
 Motor Vehicles - 0.13%
   28,000  Dura Automotive Systems, Incorporated*................       518,000
                                                                    -----------
 Oil Services - 0.60%
   70,000  Camco International Incorporated......................     2,371,250
                                                                    -----------
 Other Insurance - 1.08%
   60,000  ACE Limited ..........................................     2,797,500
   61,400  Everest Reinsurance Holdings Incorporated.............     1,496,625
                                                                    -----------
                                                                      4,294,125
                                                                    -----------
 Publishing - 0.72%
  205,000  Getty Communications Systems Incorporated.............     2,844,375
                                                                    -----------
 Real Property - 0.48%
   50,000  Starwood Lodging Corporation..........................     1,900,000
                                                                    -----------
 Specialty Retail - 7.35%
  100,000  Corporate Express, Incorporated*......................     3,750,000
  120,000  Eckerd Corporation*...................................     2,940,000
  300,000  General Nutrition Companies, Incorporated*............     4,425,000
   40,000  Gucci Group N.V. .....................................     2,660,000
  460,405  Staples, Incorporated*................................     9,092,999
  240,000  Viking Office Products, Incorporated*.................     6,210,000
                                                                    -----------
                                                                     29,077,999
                                                                    -----------

PAINEWEBBER     GROWTH FUND

 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                           -----------

 COMMON STOCKS - (CONCLUDED)
 Wireless Telecommunications - 1.46%
  32,000   Millicom International Cellular, S.A.*.................   $ 1,272,000
  90,000   Omnipoint Corporation*.................................     2,452,500
  70,000   Paging Network, Incorporated*..........................     1,233,750
  47,000   Western Wireless Corporation*..........................       822,500
                                                                     -----------
                                                                       5,780,750
                                                                     -----------
 Total Common Stocks (cost - $242,999,138).........................  371,640,777
                                                                     -----------
 PREFERRED STOCK - 0.43%
 Media - 0.43%
  95,000   The News Corporation Limited (cost - $1,680,075).......     1,686,250
                                                                     -----------


 PRINCIPAL
  AMOUNT                                        MATURITY INTEREST
   (000)                                         DATES    RATES
 ---------                                      -------- --------
 REPURCHASE AGREEMENTS - 5.65%
  $11,000  Repurchase agreement dated
            08/30/96, with Citicorp
            Securities, Inc., collateralized
            by $9,025,000 U.S. Treasury
            Bonds, 11.125%, due 08/15/03;
            proceeds: $11,006,392............   09/03/96 5.230%     11,000,000
   11,342  Repurchase agreement dated
            08/30/96, with State Street Bank
            and Trust Company,
            collateralized by $11,310,000
            U.S. Treasury Notes, 6.125%, due
            03/31/98; proceeds: $11,348,566..   09/03/96 5.210      11,342,000
                                                                  ------------
           Total Repurchase Agreements (cost -
 $22,342,000).................................                      22,342,000
                                                                  ------------
     Total Investments (cost - $267,021,213) -
 99.98%.......................................                     395,669,027
       Other assets in excess of liabilities -
 0.02%........................................                          95,756
                                                                  ------------
 Net Assets - 100.00%.........................                    $395,764,783
                                                                  ============

-------
* Non-income producing
# Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR--American Depositary Receipts
ADS--American Depositary Shares

                 See accompanying notes to financial statements

PAINEWEBBER
           STATEMENT OF ASSETS AND LIABILITIES                   AUGUST 31, 1996

                                                         GROWTH
                                                        & INCOME      GROWTH
                                                          FUND         FUND
                                                      ------------ ------------
Assets
Investments in securities, at value (cost--
 $522,104,981 and $267,021,213, respectively)........ $605,237,567 $395,669,027
Cash.................................................          660      263,854
Receivable for investments sold......................   14,772,306      522,990
Dividends and interest receivable....................      986,069      142,755
Receivable for shares of beneficial interest sold....      625,892       93,090
Deferred organizational expenses.....................       29,726       74,818
Other assets.........................................       51,714      121,538
                                                      ------------ ------------
Total assets.........................................  621,703,934  396,888,072
                                                      ------------ ------------
Liabilities
Payable for shares of beneficial interest
 repurchased.........................................      900,632      450,011
Payable to affiliate.................................      709,005      442,236
Accrued expenses and other liabilities...............      235,825      231,042
                                                      ------------ ------------
Total liabilities....................................    1,845,462    1,123,289
                                                      ------------ ------------
Net Assets
Beneficial interest--$0.001 par value (unlimited
 amount authorized)..................................  474,846,608  234,504,688
Accumulated undistributed net investment income......      853,493          --
Accumulated net realized gains from investment
 transactions........................................   61,025,785   32,612,281
Net unrealized appreciation of investments...........   83,132,586  128,647,814
                                                      ------------ ------------
Net assets........................................... $619,858,472 $395,764,783
                                                      ============ ============
Class A:
Net assets........................................... $276,015,697 $203,882,380
                                                      ------------ ------------
Shares outstanding...................................   11,334,133    8,367,838
                                                      ------------ ------------
Net asset value and redemption value per share.......       $24.35       $24.37
                                                      ============ ============
Maximum offering price per share (net asset value
 plus sales charge of 4.50% of offering price).......       $25.50       $25.51
                                                      ============ ============
Class B:
Net assets........................................... $277,752,763 $140,550,595
                                                      ------------ ------------
Shares outstanding...................................   11,448,219    6,032,563
                                                      ------------ ------------
Net asset value and offering price per share.........       $24.26       $23.30
                                                      ============ ============
Class C:
Net assets........................................... $ 43,147,752 $ 29,923,167
                                                      ------------ ------------
Shares outstanding...................................    1,773,624    1,274,634
                                                      ------------ ------------
Net asset value and offering price per share.........       $24.33       $23.48
                                                      ============ ============
Class Y:
Net assets........................................... $ 22,942,260 $ 21,408,641
                                                      ------------ ------------
Shares outstanding...................................      942,279      865,284
                                                      ------------ ------------
Net asset value, offering price and redemption value
 per share...........................................       $24.35       $24.74
                                                      ============ ============

                 See accompanying notes to financial statements

PAINEWEBBER
           STATEMENT OF OPERATIONS            FOR THE YEAR ENDED AUGUST 31, 1996

                                                         GROWTH
                                                        & INCOME      GROWTH
                                                          FUND         FUND
                                                       -----------  -----------
Investment income:
Dividends............................................  $ 9,050,237  $ 1,697,485
Interest.............................................    3,577,821    1,441,701
                                                       -----------  -----------
                                                        12,628,058    3,139,186
                                                       -----------  -----------
Expenses:
Investment advisory and administration...............    4,075,174    2,985,925
Service fees--Class A................................      591,662      457,184
Service and distribution fees--Class B...............    2,676,820    1,475,760
Service and distribution fees--Class C...............      376,394      306,286
Transfer agency and service fees.....................      545,777      340,899
Reports and notices to shareholders..................      289,618      237,799
Custody and accounting...............................      244,550      177,418
Fund acquisition expenses............................      215,034          --
Legal and audit......................................      165,303      153,653
Federal and state registration.......................      113,406      211,028
Trustees' fees.......................................       15,750       15,681
Amortization of organizational expenses..............       18,435       34,576
Other expenses.......................................       28,070       27,103
                                                       -----------  -----------
                                                         9,355,993    6,423,312
                                                       -----------  -----------
Net investment income (loss).........................    3,272,065   (3,284,126)
                                                       -----------  -----------
Realized and unrealized gains (losses) from invest-
 ment activities:
Net realized gains from investment transactions......   86,725,439   53,608,241
Net change in unrealized appreciation/depreciation of
 investments.........................................   (1,953,419)  15,049,708
                                                       -----------  -----------
Net realized and unrealized gains from investment ac-
 tivities............................................   84,772,020   68,657,949
                                                       -----------  -----------
Net increase in net assets resulting from operations.  $88,044,085  $65,373,823
                                                       ===========  ===========

                 See accompanying notes to financial statements

PAINEWEBBER     GROWTH & INCOME FUND

           STATEMENT OF CHANGES IN NET ASSETS

                                                          FOR THE YEARS
                                                         ENDED AUGUST 31,
                                                    ---------------------------
                                                        1996          1995
                                                    ------------  -------------
From operations:
Net investment income.............................  $  3,272,065  $   3,038,055
Net realized gains from investment transactions...    86,725,439     17,636,364
Net change in unrealized appreciation/depreciation
 of investments...................................    (1,953,419)    52,701,413
                                                    ------------  -------------
Net increase in net assets resulting from
 operations.......................................    88,044,085     73,375,832
                                                    ------------  -------------
Dividends and distributions to shareholders from:
Net investment income--Class A....................    (3,309,904)    (1,163,754)
Net investment income--Class B....................      (985,947)      (457,553)
Net investment income--Class C....................      (142,026)       (53,897)
Net investment income--Class Y....................      (323,508)      (102,452)
Net realized gains from investment transactions--
 Class A..........................................   (14,113,535)   (11,701,555)
Net realized gains from investment transactions--
 Class B..........................................   (16,674,335)   (15,518,597)
Net realized gains from investment transactions--
 Class C..........................................    (2,139,119)    (1,953,255)
Net realized gains from investment transactions--
 Class Y..........................................    (1,066,345)      (828,242)
                                                    ------------  -------------
Total dividends and distributions to shareholders.   (38,754,719)   (31,779,305)
                                                    ------------  -------------
From beneficial interest transactions:
Net proceeds from the sale of shares..............    86,569,299     30,582,369
Proceeds from the issuance of shares from the
 acquisition of Mitchell Hutchins/Kidder, Peabody
 Equity Income Fund...............................    60,522,138            --
Proceeds from the issuance of shares from the
 acquisition of PaineWebber Global Energy Fund....    17,163,198            --
Cost of shares repurchased........................  (109,425,591)  (185,758,645)
Proceeds from dividends reinvested................    35,992,186     29,628,162
                                                    ------------  -------------
Net increase (decrease) in net assets from
 beneficial interest transactions.................    90,821,230   (125,548,114)
                                                    ------------  -------------
Net increase (decrease) in net assets.............   140,110,596    (83,951,587)
Net assets:
Beginning of year.................................   479,747,876    563,699,463
                                                    ------------  -------------
End of year (including undistributed net
 investment income of $853,493 and
 $2,077,243, respectively)........................  $619,858,472  $ 479,747,876
                                                    ============  =============

                 See accompanying notes to financial statements

PAINEWEBBER     GROWTH FUND

           STATEMENT OF CHANGES IN NET ASSETS

                                                          FOR THE YEARS
                                                        ENDED AUGUST 31,
                                                    --------------------------
                                                        1996          1995
                                                    ------------  ------------
From operations:
Net investment loss................................ $ (3,284,126) $   (331,823)
Net realized gains from investment transactions....   53,608,241    17,051,928
Net change in unrealized appreciation/depreciation
 of investments....................................   15,049,708     7,109,490
                                                    ------------  ------------
Net increase in net assets resulting from
 operations........................................   65,373,823    23,829,595
                                                    ------------  ------------
Distributions to shareholders from:
Net realized gains from investment transactions--
 Class A...........................................  (14,736,470)     (170,322)
Net realized gains from investment transactions--
 Class B...........................................  (11,773,021)     (120,995)
Net realized gains from investment transactions--
 Class C...........................................   (2,425,155)      (33,706)
Net realized gains from investment transactions--
 Class Y...........................................   (1,487,963)      (37,136)
                                                    ------------  ------------
Total distributions to shareholders................  (30,422,609)     (362,159)
                                                    ------------  ------------
From beneficial interest transactions:
Net proceeds from sale of shares...................   33,439,586    29,210,160
Proceeds from the issuance of shares from the
 acquisition of PaineWebber Communications &
 Technology Growth Fund............................          --     62,703,777
Proceeds from the issuance of shares from the
 acquisition of PaineWebber Blue Chip Growth Fund..          --     86,500,222
Cost of shares repurchased.........................  (89,217,437) (112,053,043)
Proceeds from dividends reinvested.................   28,720,783       345,390
                                                    ------------  ------------
Net increase (decrease) in net assets from
 beneficial interest transactions..................  (27,057,068)   66,706,506
                                                    ------------  ------------
Net increase in net assets.........................    7,894,146    90,173,942
Net assets:
Beginning of year..................................  387,870,637   297,696,695
                                                    ------------  ------------
End of year........................................ $395,764,783  $387,870,637
                                                    ============  ============

                 See accompanying notes to financial statements

PAINEWEBBER     NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PaineWebber Growth & Income Fund ("Growth & Income Fund") and PaineWebber Growth Fund ("Growth Fund") (collectively, the "Funds") are diversified series of PaineWebber America Fund and PaineWebber Olympus Fund (the "Trusts"), respectively. The two Trusts were organized under separate Declarations of Trust and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as diversified open-end investment companies.

Each Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structure, ongoing service/distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding dividend reinvested shares automatically convert to Class A shares approximately six years after initial issuance. All classes of shares have equal voting privileges, except that Class A, Class B, and Class C shares have exclusive voting rights with respect to their distribution plans. Organizational costs have been deferred and are being amortized using the straight line method over a period not to exceed 60 months from the date the costs were incurred.

The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of Investments - Securities which are listed on stock exchanges are valued at the last sale price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), an affiliate and wholly owned subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser, administrator and distributor of the Funds. Securities traded in the over-the-counter ("OTC") market and listed on the Nasdaq Stock Market ("Nasdaq") are valued at the last sale price on Nasdaq prior to the time of valuation; other OTC securities are valued at the last bid price available in the OTC market prior to the time of valuation. The amortized cost method of valuation is used to value short-term debt instruments with sixty days or less remaining to maturity. Securities for which market quotations are not readily available (including restricted securities subject to limitations as to their sale) are valued at fair value as determined in good faith by a management committee under the direction of each Trust's Board of Trustees.

PAINEWEBBER

Repurchase Agreements - Each Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

Investment Transactions and Investment Income - Investment transactions are recorded on trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date. Premiums are amortized and discounts are accreted as adjustments to interest income and identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class specific expenses are charged directly to the applicable class of shares.

Dividends and Distributions - Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

ACQUISITIONS

Effective October 13, 1995, Growth & Income Fund acquired all of the net assets of PaineWebber Global Energy Fund ("Global Energy Fund") in a tax-free exchange for shares of Growth & Income Fund. The acquisition was accomplished by a tax-free exchange of 338,423 Class A, 414,593 Class B and 24,548 Class C shares of Growth & Income Fund for 680,852 Class A, 832,585 Class B and 50,070 Class C shares, respectively, of Global Energy Fund outstanding. Global Energy Fund's net assets at that date, valued at $17,163,198 including accumulated net realized losses of $2,079,189 and net unrealized appreciation of investments of $653,059, were combined with those of Growth & Income Fund.

PAINEWEBBER

Effective October 13, 1995, Growth & Income Fund acquired all of the net assets of Mitchell Hutchins/Kidder, Peabody Equity Income Fund ("MH/KP Equity Income Fund") in a tax free exchange for shares of Growth & Income Fund. The acquisition was accomplished by a tax-free exchange of 2,533,885 Class A, 137,926 Class Y and 67,543 Class C shares of Growth & Income Fund for 2,816,987 Class A, 153,429 Class Y and 75,614 Class B shares, respectively, of MH/KP Equity Income Fund outstanding. MH/KP Equity Income Fund's net assets at that date, valued at $60,522,138 including net unrealized appreciation of investments of $5,986,801 were combined with those of Growth & Income Fund.

INVESTMENT ADVISER AND ADMINISTRATOR

Each Trust's board of trustees has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Funds. In accordance with the Advisory Contracts, Growth & Income Fund and Growth Fund pay Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at the annual rate of 0.70% and 0.75%, respectively, of each Funds average daily net assets. At August 31, 1996, Growth & Income Fund and Growth Fund owed Mitchell Hutchins $367,024 and $249,031, respectively, in investment advisory and administration fees.

For the year ended August 31, 1996, Growth & Income Fund and Growth Fund paid $32,465 and $10,104, respectively, in brokerage commissions to PaineWebber for transactions executed on behalf of the Funds.

DISTRIBUTION PLANS

Mitchell Hutchins is the distributor of each Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of distribution pertaining to the Class A, Class B and Class C shares, the Funds pay Mitchell Hutchins monthly service fees at the annual rate of up to 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets on Class B and Class C shares. At August 31, 1996, Growth & Income Fund and Growth Fund owed Mitchell Hutchins $324,858 and $182,531, respectively, in service and distribution fees.

Mitchell Hutchins also receives the proceeds of the initial sales charges paid upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed each Fund that for the year ended August 31, 1996, it earned $979,512 and $579,350 in sales charges for the Growth & Income Fund and Growth Fund, respectively.

PAINEWEBBER

TRANSFER AGENCY SERVICE FEES

Each Fund pays PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account for certain services not provided by the Fund's transfer agent. For these services for the year ended August 31, 1996, PaineWebber earned $206,622 and $134,864 from Growth & Income Fund and Growth Fund, respectively. At August 31, 1996, Growth & Income Fund and Growth Fund owed PaineWebber $17,123 and $10,674, respectively, for transfer agency service fees.

INVESTMENTS IN SECURITIES

For federal income tax purposes, the cost of securities owned at August 31, 1996, was substantially the same as the cost of securities for financial statement purposes.

At August 31, 1996, the components of net unrealized appreciation of investments were as follows:

                                                       GROWTH &
                                                     INCOME FUND   GROWTH FUND
                                                     ------------  ------------
Gross appreciation (investments having an excess of
 value over cost)..................................  $ 92,723,365  $135,027,196
Gross depreciation (investments having an excess of
 cost over value)..................................    (9,590,779)   (6,379,382)
                                                     ------------  ------------
Net unrealized appreciation of investments.........  $ 83,132,586  $128,647,814
                                                     ============  ============

For the year ended August 31, 1996, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

                                                       GROWTH &
                                                     INCOME FUND   GROWTH FUND
                                                     ------------  ------------
Purchases..........................................  $586,303,031  $225,553,349
Sales..............................................  $619,085,974  $270,210,453

FEDERAL TAX STATUS

Each Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund intends not to be subject to any federal excise tax.

To reflect reclassifications for the Growth & Income Fund arising from permanent "book/tax" differences for the year ended August 31, 1996, accumulated undistributed net investment income was increased by $265,570, accumulated net realized gains from investment transactions were increased by $383,609 and beneficial interest was decreased by $649,179.

To reflect reclassifications for the Growth Fund arising from permanent "book/tax" differences for the year ended August 31, 1996, accumulated undistributed net investment income was increased by $3,479,461, accumulated net realized gains from investment transactions were decreased by $3,445,252 and beneficial interest was decreased by $34,209.

PAINEWEBBER

           BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                    CLASS A                   CLASS B                 CLASS C                 CLASS Y
                            ------------------------  ------------------------  ---------------------  ----------------------
                              SHARES       AMOUNT       SHARES       AMOUNT      SHARES     AMOUNT      SHARES      AMOUNT
                            ----------  ------------  ----------  ------------  --------  -----------  --------  ------------
GROWTH & INCOME FUND
YEAR ENDED
 AUGUST 31,
 1996:
Shares sold.....             1,129,631  $ 26,796,965   1,730,871  $ 40,860,505   586,203  $13,785,499   215,504  $  5,126,330
Shares issued in
 connection with
 the acquisition
 of:
 MH/KP Equity
  Income Fund...             2,533,885    55,983,774         --            --     67,543    1,493,701   137,926     3,044,663
 PaineWebber
  Global Energy
  Fund..........               338,423     7,478,321     414,593     9,142,000    24,548      542,877       --            --
Shares
 repurchased....            (1,907,414)  (44,519,365) (2,302,787)  (53,544,909) (361,631)  (8,422,118) (125,157)   (2,939,199)
Shares converted
 from Class B to
 Class A........               204,193     4,892,665    (204,905)   (4,892,665)      --           --        --            --
Dividends
 reinvested.....               728,678    16,107,474     744,676    16,323,941    98,756    2,173,217    62,781     1,387,554
                            ----------  ------------  ----------  ------------  --------  -----------  --------  ------------
Net increase ...             3,027,396  $ 66,739,834     382,448  $  7,888,872   415,419  $ 9,573,176   291,054  $  6,619,348
                            ==========  ============  ==========  ============  ========  ===========  ========  ============
YEAR ENDED
 AUGUST 31,
 1995:
Shares sold.....               406,738  $  8,281,477     791,571  $ 16,018,352   142,739  $ 2,898,240   169,458  $  3,384,300
Shares
 repurchased....            (3,712,415)  (73,393,874) (4,676,193)  (92,319,141) (715,856) (14,159,528) (288,614)   (5,886,102)
Shares converted
 from Class B to
 Class A........                72,134     1,428,360     (72,367)   (1,428,360)      --           --        --            --
Dividends
 reinvested.....               653,877    11,890,156     821,955    14,887,430   105,724    1,919,882    51,195       930,694
                            ----------  ------------  ----------  ------------  --------  -----------  --------  ------------
Net decrease....            (2,579,666) $(51,793,881) (3,135,034) $(62,841,719) (467,393) $(9,341,406)  (67,961) $ (1,571,108)
                            ==========  ============  ==========  ============  ========  ===========  ========  ============
                                    CLASS A                   CLASS B                 CLASS C                 CLASS Y
                            ------------------------  ------------------------  ---------------------  ----------------------
                              SHARES       AMOUNT       SHARES       AMOUNT      SHARES     AMOUNT      SHARES      AMOUNT
                            ----------  ------------  ----------  ------------  --------  -----------  --------  ------------
GROWTH FUND
YEAR ENDED
 AUGUST 31,
 1996:
Shares sold.....               514,293  $ 12,445,673     548,531  $ 12,529,149   189,909  $ 4,324,908   172,505  $  4,139,856
Shares
 repurchased....            (1,557,212)  (36,779,779) (1,643,121)  (35,301,053) (434,895)  (9,869,571) (302,302)   (7,267,034)
Shares converted
 from Class B to
 Class A........               527,377    12,303,931    (454,796)  (12,303,931)      --           --        --            --
Dividends
 reinvested.....               623,918    13,988,235     505,415    10,896,749   108,096    2,347,836    65,491     1,487,963
                            ----------  ------------  ----------  ------------  --------  -----------  --------  ------------
Net increase
 (decrease).....               108,376  $  1,958,060  (1,043,971) $(24,179,086) (136,890) $(3,196,827)  (64,306) $ (1,639,215)
                            ==========  ============  ==========  ============  ========  ===========  ========  ============
YEAR ENDED
 AUGUST 31,
 1995:
Shares sold.....               343,756  $  6,797,998     593,500  $ 11,354,188   184,507  $ 3,593,377   373,860  $  7,464,597
Shares issued in
 connection with
 the acquisition
 of:
 PaineWebber Communications
  & Technology
 Growth Fund....               533,772    11,895,983   2,011,998    43,342,827   343,927    7,464,967       --            --
 PaineWebber
  Blue Chip
  Growth Fund...             2,348,128    52,326,034   1,425,501    30,724,310   159,005    3,449,878       --            --
Shares
 repurchased....            (2,089,914)  (41,666,293) (1,875,647)  (36,501,877) (729,746) (14,263,697) (955,791)  (19,621,176)
Shares converted
 from Class B to
 Class A........                63,558     1,245,674     (65,425)   (1,245,674)      --           --        --            --
Dividends
 reinvested.....                 8,698       161,962       6,276       113,599     1,793       32,693     1,975        37,136
                            ----------  ------------  ----------  ------------  --------  -----------  --------  ------------
Net increase
 (decrease).....             1,207,998  $ 30,761,358   2,096,203  $ 47,787,373   (40,514) $   277,218  (579,956) $(12,119,443)
                            ==========  ============  ==========  ============  ========  ===========  ========  ============

PAINEWEBBER     GROWTH & INCOME FUND

           FINANCIAL HIGHLIGHTS

           SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                             CLASS A
                           ----------------------------------------------------
                                  FOR THE YEARS ENDED AUGUST 31,
                           ----------------------------------------------------
                             1996         1995      1994       1993      1992
                           --------     --------  --------   --------  --------
Net asset value,
 beginning of period.....  $  22.52     $  20.43  $  20.86   $  20.48  $  19.26
                           --------     --------  --------   --------  --------
Net investment income....      0.22         0.24      0.28       0.28      0.24
Net realized and
 unrealized gains
 (losses) from investment
 transactions............      3.46         3.18     (0.41)      0.37      1.25
                           --------     --------  --------   --------  --------
Total increase (decrease)
 from investment
 operations..............      3.68         3.42     (0.13)      0.65      1.49
                           --------     --------  --------   --------  --------
Dividends from investment
 income..................     (0.34)       (0.12)    (0.27)     (0.27)    (0.27)
Distributions from net
 realized gains on
 investment transactions.     (1.51)       (1.21)    (0.03)       --        --
                           --------     --------  --------   --------  --------
Total dividends and
 distributions to
 shareholders............     (1.85)       (1.33)    (0.30)     (0.27)    (0.27)
                           --------     --------  --------   --------  --------
Net asset value, end of
 period..................  $  24.35     $  22.52  $  20.43   $  20.86  $  20.48
                           ========     ========  ========   ========  ========
Total investment
 return(1)...............     17.40%       18.30%    (0.58)%     3.15%     7.78%
                           ========     ========  ========   ========  ========
Ratios/Supplemental Data:
Net assets, end of period
 (000's).................  $276,016     $187,057  $222,432   $359,073  $358,643
Expenses to average net
 assets..................      1.20%(2)     1.19%     1.20%      1.13%     1.22%
Net investment income to
 average net assets......      0.98%(2)     1.07%     1.29%      1.33%     1.26%
Portfolio turnover.......       112%         111%       94%        37%       16%
Average commission rate
 paid per share of common
 stock investments
 purchased/sold(3).......  $ 0.0598          --        --         --        --

-------
  * Annualized
 + Commencement of issuance of shares
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results would be lower if sales charges were included. Total investment return information for periods of less than one year has not been annualized.
(2) These ratios include non-recurring acquisition expenses of 0.04%.
(3) Disclosure effective for fiscal years beginning on or after September 1, 1995.

PAINEWEBBER     GROWTH & INCOME FUND


                  CLASS B                                              CLASS C
----------------------------------------------------  --------------------------------------------------
                                                                                               FOR THE
                                                                                                PERIOD
                                                                                               JULY 2,
       FOR THE YEARS ENDED AUGUST 31,                 FOR THE YEARS ENDED AUGUST 31,           1992+ TO
----------------------------------------------------  --------------------------------------  AUGUST 31,
  1996         1995      1994       1993      1992     1996        1995     1994      1993       1992
--------     --------  --------   --------  --------  -------     -------  -------   -------  ----------
$  22.37     $  20.37  $  20.78   $  20.41  $  19.23  $ 22.43     $ 20.42  $ 20.83   $ 20.47   $ 20.95
--------     --------  --------   --------  --------  -------     -------  -------   -------   -------
    0.04         0.06      0.10       0.12      0.13     0.05        0.06     0.11      0.11      0.02
    3.45         3.18     (0.37)      0.36      1.20     3.46        3.19    (0.38)     0.37     (0.44)
--------     --------  --------   --------  --------  -------     -------  -------   -------   -------
    3.49         3.24     (0.27)      0.48      1.33     3.51        3.25    (0.27)     0.48     (0.42)
--------     --------  --------   --------  --------  -------     -------  -------   -------   -------
   (0.09)       (0.03)    (0.11)     (0.11)    (0.15)   (0.10)      (0.03)   (0.11)    (0.12)    (0.06)
   (1.51)       (1.21)    (0.03)       --        --     (1.51)      (1.21)   (0.03)      --        --
--------     --------  --------   --------  --------  -------     -------  -------   -------   -------
   (1.60)       (1.24)    (0.14)     (0.11)    (0.15)   (1.61)      (1.24)   (0.14)    (0.12)    (0.06)
--------     --------  --------   --------  --------  -------     -------  -------   -------   -------
$  24.26     $  22.37  $  20.37   $  20.78  $  20.41  $ 24.33     $ 22.43  $ 20.42   $ 20.83   $ 20.47
========     ========  ========   ========  ========  =======     =======  =======   =======   =======
   16.49%       17.38%    (1.31)%     2.34%     6.99%   16.52%      17.37%   (1.29)%    2.35%     2.85%
========     ========  ========   ========  ========  =======     =======  =======   =======   =======
$277,753     $247,543  $289,290   $461,389  $386,275  $43,148     $30,468  $37,287   $61,869   $13,019
    1.99%(2)     1.97%     1.97%      1.90%     1.97%    1.99%(2)    1.98%    1.94%     1.87%     1.73%*
    0.17%(2)     0.29%     0.51%      0.57%     4.90%    0.18%(2)    0.28%    0.54%     0.61%     0.94%*
     112%         111%       94%        37%       16%     112%        111%      94%       37%       16%
$ 0.0598          --        --         --        --   $0.0598         --       --        --        --

PAINEWEBBER     GROWTH & INCOME FUND

           FINANCIAL HIGHLIGHTS

           SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                               CLASS Y
                              --------------------------------------------------
                                                                       FOR THE
                                                                        PERIOD
                                       FOR THE YEARS                   FEBRUARY
                                           ENDED                         12,
                                        AUGUST 31,                     1992+ TO
                              --------------------------------------  AUGUST 31,
                               1996        1995     1994      1993       1992
                              -------     -------  -------   -------  ----------
Net asset value, beginning
 of period..................  $ 22.54     $ 20.42  $ 20.86   $ 20.48   $ 20.95
                              -------     -------  -------   -------   -------
Net investment income.......     0.30        0.30     0.33      0.33      0.16
Net realized and unrealized
 gains (losses) from
 investment transactions....     3.45        3.18    (0.40)     0.37     (0.49)
                              -------     -------  -------   -------   -------
Total increase (decrease)
 from investment operations.     3.75        3.48    (0.07)     0.70     (0.33)
                              -------     -------  -------   -------   -------
Dividends from investment
 income.....................    (0.43)      (0.15)   (0.34)    (0.32)    (0.14)
Distributions from net
 realized gains on
 investment transactions....    (1.51)      (1.21)   (0.03)      --        --
                              -------     -------  -------   -------   -------
Total dividends and
 distributions to
 shareholders...............    (1.94)      (1.36)   (0.37)    (0.32)    (0.14)
                              -------     -------  -------   -------   -------
Net asset value, end of
 period.....................  $ 24.35     $ 22.54  $ 20.42   $ 20.86   $ 20.48
                              =======     =======  =======   =======   =======
Total investment return(1)..    17.77%      18.66%   (0.31)%    3.44%    (1.15)%
                              =======     =======  =======   =======   =======
Ratios/Supplemental Data:
Net assets, end of period
 (000's)....................  $22,942     $14,680  $14,690   $17,005   $10,560
Expenses to average net
 assets.....................     0.92%(2)    0.89%    0.90%     0.86%     0.93%*
Net investment income to
 average net assets.........     1.26%(2)    1.39%    1.60%     1.62%     1.56%*
Portfolio turnover..........      112%        111%      94%       37%       16%
Average commission rate paid
 per share of common stock
 investments
 purchased/sold(3)..........  $0.0598         --       --        --        --

-------
  * Annualized
 + Commencement of issuance of shares
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return information for periods of less than one year has not been annualized.
(2) These ratios include non-recurring acquisition expenses of 0.04%.
(3) Disclosure effective for fiscal years beginning on or after September 1, 1995.

                      [This Page Intentionally Left Blank]

PAINEWEBBER     GROWTH FUND


           FINANCIAL HIGHLIGHTS

           SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                            CLASS A
                          ----------------------------------------------------
                                 FOR THE YEARS ENDED AUGUST 31,
                          ----------------------------------------------------
                            1996       1995         1994      1993      1992
                          --------   --------     --------  --------  --------
Net asset value,
 beginning of period....    $22.27   $  20.04     $  20.60  $  16.78  $  17.50
                          --------   --------     --------  --------  --------
Net investment income
 (loss).................     (0.12)      0.01          --       0.07       --
Net realized and
 unrealized gains
 (losses) from
 investment
 transactions...........      4.06       2.25         0.51      4.37     (0.11)
                          --------   --------     --------  --------  --------
Net increase (decrease)
 from investment
 operations.............      3.94       2.26         0.51      4.44     (0.11)
                          --------   --------     --------  --------  --------
Dividends from
 investment income......       --         --           --        --      (0.01)
Distributions from net
 realized gains from
 investment
 transactions...........     (1.84)     (0.03)       (1.07)    (0.62)    (0.60)
                          --------   --------     --------  --------  --------
Total dividends and
 distributions to
 shareholders...........     (1.84)     (0.03)       (1.07)    (0.62)    (0.61)
                          --------   --------     --------  --------  --------
Net asset value, end of
 period.................  $  24.37   $  22.27     $  20.04  $  20.60  $  16.78
                          ========   ========     ========  ========  ========
Total investment
 return(1)..............     18.43%     11.28%        2.33%    26.97%    (0.85)%
                          ========   ========     ========  ========  ========
Ratios/supplemental
 data:
Net assets, end of
 period (000's).........  $203,882   $183,958     $141,342  $130,353  $102,640
Expenses to average net
 assets.................      1.28%      1.28%(2)     1.21%     1.22%     1.43%
Net investment income
 (loss) to average net
 assets.................     (0.49)%     0.19%(2)     0.06%     0.38%     0.00%
Portfolio turnover rate.        60%        36%          24%       36%       32%
Average commission rate
 paid per share on
 common stock
 investments
 purchased/sold(3)......  $ 0.0598        --           --        --        --

-------
 * Annualized
 + Commencement of issuance of shares
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment return information for periods of less than one year has not been annualized.
(2) These ratios include non-recurring acquisition expenses of 0.06%.
(3) Disclosure effective for fiscal years beginning on or after September 1, 1995.

PAINEWEBBER     GROWTH FUND


                 CLASS B                                                CLASS C
----------------------------------------------------   -----------------------------------------------------
                                                                                                   FOR THE
                                                                                                    PERIOD
                                                                                                   JULY 2,
     FOR THE YEARS ENDED AUGUST 31,                    FOR THE YEARS ENDED AUGUST 31,              1992+ TO
----------------------------------------------------   ----------------------------------------   AUGUST 31,
  1996       1995         1994      1993      1992      1996      1995         1994      1993        1992
--------   --------      -------   -------   -------   -------   -------      -------   -------   ----------
$  21.53   $  19.53      $ 20.25   $ 16.64   $ 17.48   $ 21.68   $ 19.67      $ 20.38   $ 16.75     $17.04
--------   --------      -------   -------   -------   -------   -------      -------   -------     ------
   (0.39)     (0.02)       (0.06)    (0.05)    (0.06)    (0.34)    (0.10)       (0.08)    (0.06)     (0.01)
    4.00       2.05         0.41      4.28     (0.18)     3.98      2.14         0.44      4.31      (0.28)
--------   --------      -------   -------   -------   -------   -------      -------   -------     ------
    3.61       2.03         0.35      4.23     (0.24)     3.64      2.04         0.36      4.25      (0.29)
--------   --------      -------   -------   -------   -------   -------      -------   -------     ------
     --         --           --        --        --        --        --           --        --         --
   (1.84)     (0.03)       (1.07)    (0.62)    (0.60)    (1.84)    (0.03)       (1.07)    (0.62)       --
--------   --------      -------   -------   -------   -------   -------      -------   -------     ------
   (1.84)     (0.03)       (1.07)    (0.62)    (0.60)    (1.84)    (0.03)       (1.07)    (0.62)       --
--------   --------      -------   -------   -------   -------   -------      -------   -------     ------
$  23.30   $  21.53      $ 19.53   $ 20.25   $ 16.64   $ 23.48   $ 21.68      $ 19.67   $ 20.38     $16.75
========   ========      =======   =======   =======   =======   =======      =======   =======     ======
   17.48%     10.40%        1.55%    25.91%    (1.58)%   17.50%    10.37%        1.59%    25.86%     (2.95)%
========   ========      =======   =======   =======   =======   =======      =======   =======     ======
$140,551   $152,357      $97,272   $60,280   $35,867   $29,923   $30,608      $28,561   $16,474     $2,275
    2.06%      2.06%(2)     2.00%     2.02%     2.20%     2.07%     2.05%(2)     1.98%     2.06%      1.98%*
   (1.27)%    (0.60)%(2)   (0.66)%   (0.46)%   (0.70)%   (1.28)%   (0.57)%(2)   (0.65)%   (0.69)%    (0.65)%*
      60%        36%          24%       36%       32%       60%       36%          24%       36%        32%
$ 0.0598        --           --        --        --    $0.0598       --           --        --         --

PAINEWEBBER     GROWTH FUND


           FINANCIAL HIGHLIGHTS

           SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                               CLASS Y
                               -----------------------------------------------
                                            FOR THE YEARS
                                                ENDED
                                             AUGUST 31,
                               -----------------------------------------------
                                1996      1995        1994     1993     1992
                               -------   -------     -------  -------  -------
Net asset value, beginning of
 period......................  $ 22.53   $ 20.22     $ 20.71  $ 16.83  $ 17.50
                               -------   -------     -------  -------  -------
Net investment income (loss).    (0.02)     0.24        0.03     0.08     0.05
Net realized and unrealized
 gains (losses) from
 investment transactions.....     4.07      2.10        0.55     4.42    (0.11)
                               -------   -------     -------  -------  -------
Net increase (decrease) from
 investment operations.......     4.05      2.34        0.58     4.50    (0.06)
                               -------   -------     -------  -------  -------
Dividends from investment
 income......................      --        --          --       --     (0.01)
Distributions from net
 realized gains from
 investment transactions.....    (1.84)    (0.03)      (1.07)   (0.62)   (0.60)
                               -------   -------     -------  -------  -------
Total dividends and
 distributions to
 shareholders................    (1.84)    (0.03)      (1.07)   (0.62)   (0.61)
                               -------   -------     -------  -------  -------
Net asset value, end of
 period......................  $ 24.74   $ 22.53     $ 20.22  $ 20.71  $ 16.83
                               =======   =======     =======  =======  =======
Total investment return(1)...    18.72%    11.58%       2.67%   27.26%   (0.52)%
                               =======   =======     =======  =======  =======
Ratios/supplemental data:
Net assets, end of period
 (000's).....................  $21,409   $20,948     $30,521  $20,706  $11,581
Expenses to average net
 assets......................     1.02%     0.97%(2)    0.94%    0.95%    1.12%
Net investment income (loss)
 to average net assets.......    (0.23)%    0.53%(2)    0.40%    0.60%    0.38%
Portfolio turnover rate......       60%       36%         24%      36%      32%
Average commission rate paid
 per share on common stock
 investments
 purchased/sold(3)...........  $0.0598       --          --       --       --

-------
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported.
(2) These ratios include non-recurring acquisition expenses of 0.05%.
(3) Disclosure effective for fiscal years beginning on or after September 1, 1995.

PAINEWEBBER     REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


The Board of Trustees and Shareholders
PaineWebber Growth & Income Fund
PaineWebber Growth Fund

  We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the PaineWebber Growth & Income Fund and PaineWebber Growth Fund as of August 31, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of each Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 1996 by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the PaineWebber Growth & Income Fund and PaineWebber Growth Fund at August 31, 1996 and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.

                                         /s/ Ernst & Young LLP

New York, New York
October 21, 1996

PAINEWEBBER     TAX INFORMATION (UNAUDITED)

  We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of each Fund's fiscal year end (August 31, 1996) as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that the following distributions paid during the fiscal year by the Funds were derived from the following sources:

                                                               GROWTH &
                                                                INCOME   GROWTH
PER SHARE DATA:                                                  FUND      FUND
---------------                                                --------  -------
Net investment income
  Class A..................................................... $0.3417       --
  Class B..................................................... $0.0885       --
  Class C..................................................... $0.0953       --
  Class Y..................................................... $0.4344       --
Short-term capital gains*..................................... $1.1221       --
Long-term capital gains....................................... $0.3864   $1.8442
Percentage of ordinary income dividends qualifying for the
 dividends received deduction available to corporate
 shareholders.................................................     100%      --

-------
* Taxable as ordinary income

  Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

  Since each Fund's fiscal year is not the calendar year, another notification will be sent with respect of calendar year 1996. Such notifications, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 1997. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in each of the Funds.

PAINEWEBBER

            SHAREHOLDER INFORMATION

            A special meeting of shareholders of the Growth & Income Fund and of the Growth Fund was held on April 15, 1996. At the meetings the following proposals were approved:

                                                                        SHARES
                                                          SHARES VOTED WITHHOLD
                                                              FOR      AUTHORITY
PROPOSAL 1                                                ------------ ---------
To elect ten members of its Board of Trustees:
  Margo N. Alexander
   Growth & Income Fund..................................  11,991,556   716,426
   Growth Fund...........................................   8,257,283   515,477
  Richard Q. Armstrong
   Growth & Income Fund..................................  11,993,852   714,130
   Growth Fund...........................................   8,261,031   511,729
  E. Garrett Bewkes, Jr.
   Growth & Income Fund..................................  11,992,689   715,293
   Growth Fund...........................................   8,250,423   522,337
  Richard Burt
   Growth & Income Fund..................................  11,999,584   708,398
   Growth Fund...........................................   8,257,316   515,444
  Mary C. Farrell
   Growth & Income Fund..................................  11,995,665   712,317
   Growth Fund...........................................   8,261,546   511,214
  Meyer Feldberg
   Growth & Income Fund..................................  11,987,752   720,230
   Growth Fund...........................................   8,257,597   515,163
  George W. Gowen
   Growth & Income Fund..................................  11,988,990   718,992
   Growth Fund...........................................   8,250,757   522,003
  Frederic V. Malek
   Growth & Income Fund..................................  11,985,923   722,059
   Growth Fund...........................................   8,256,460   516,300
  Carl W. Schafer
   Growth & Income Fund..................................  11,990,091   717,891
   Growth Fund...........................................   8,254,201   518,559
  John R. Torell III
   Growth & Income Fund..................................  11,992,895   715,087
   Growth Fund...........................................   8,261,277   511,483

PROPOSAL 2

Ratification of the selection of Ernst & Young LLP as the independent auditors for its current fiscal year:

                                      SHARES VOTED
                                          FOR      SHARES AGAINST SHARES ABSTAIN
                                      ------------ -------------- --------------
Growth & Income Fund.................  11,972,892      41,681        693,409
Growth Fund..........................   8,245,442      39,455        487,863

PAINEWEBBER

SHAREHOLDER INFORMATION (CONCLUDED)

PROPOSAL 3
Approval of the proposed changes to the Fund's fundamental investment restrictions and policies:

 Modification of fundamental restriction on portfolio diversification; Modification of fundamental restriction on concentration;
 Modification of fundamental restriction on senior securities and borrowing; Modification of fundamental restriction on making loans;
 Modification of fundamental restriction on underwriting securities; Modification of fundamental restriction on real estate investments; Modification of fundamental restriction on investing in commodities; Elimination of fundamental restriction on margin transactions;
 Elimination of fundamental restriction on short sales;
 Elimination of fundamental restriction on investments in oil, gas and mineral leases and programs;
 Elimination of fundamental restriction on investments in other investment companies;

                                        SHARES VOTED SHARES VOTED
                                            FOR        AGAINST    SHARES ABSTAIN
                                        ------------ ------------ --------------
Growth & Income Fund...................  11,733,361    153,852       820,769
Growth Fund............................   8,099,595    111,418       561,747


Elimination of fundamental restriction relating to purchases of securities not permitted under investment objective:

                                        SHARES VOTED SHARES VOTED
                                            FOR        AGAINST    SHARES ABSTAIN
                                        ------------ ------------ --------------
Growth & Income Fund...................  11,733,361    153,852       820,769

-------
(Broker non-votes and abstentions are included within the "Shares Withhold Authority" or "Shares Abstain" totals.)